SUPPLEMENT TO THE

FIDELITY® CONNECTICUT MUNICIPAL
MONEY MARKET FUND
A Fund of Fidelity Court Street Trust II and

SPARTAN® CONNECTICUT
MUNICIPAL INCOME FUND
A Fund of Fidelity Court Street Trust

January 25, 2003

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information for Connecticut Municipal Money Market found in the "Performance" section beginning on page 24.

As of November 30, 2002, an estimated 12.97% of Connecticut Municipal Money Market's income was subject to state income taxes. Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax (AMT).

The following information supplements the similar information in the "Management Contracts" section beginning on page 37.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of each fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

CTR/CTMB-03-01 October 10, 2003
1.475746.109

SUPPLEMENT TO THE

FIDELITY® NEW JERSEY MUNICIPAL MONEY MARKET FUND
SPARTAN® NEW JERSEY MUNICIPAL MONEY MARKET FUND
SPARTAN NEW JERSEY MUNICIPAL INCOME FUND

January 25, 2003

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information for New Jersey Municipal Money Market and Spartan New Jersey Municipal Money Market found in the performance section beginning on page 26.

As of November 30, 2002, an estimated 4.50% of New Jersey Municipal Money Market's income was subject to state income taxes. Note that New Jersey Municipal Money Market may invest in securities whose income is subject to the federal AMT.

As of November 30, 2002, an estimated 3.66% of Spartan New Jersey Municipal Money Market's income was subject to state income taxes. Note that Spartan New Jersey Municipal Money Market may invest in securities whose income is subject to the federal AMT.

The following information supplements the similar information in the "Management Contracts" section beginning on page 39.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of each fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

NJNB-03-01 October 10, 2003
1.475765.111

SUPPLEMENT TO THE

FIDELITY® FLORIDA MUNICIPAL MONEY MARKET FUND

A Fund of Fidelity Court Street Trust II

SPARTAN® FLORIDA MUNICIPAL INCOME FUND

A Fund of Fidelity Court Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 25, 2003

The following information supplements the similar information in the "Management Contracts" section on page 40.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of each fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

SFCB-03-01 October 10, 2003
1.475743.109